CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Proceeds from issuance of offering costs	$ 0	$ 3,229	$ 4,949
Parent Company [Member]
Number of vessels		13